Cash Flow Reconciliations - Reconciliation of vessels arising from investing activities (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	[2]	Jun. 30, 2018	Jun. 30, 2017	[2]
Total
Balance, at the beginning of the period	[1]				$ 2,149,751
Depreciation expense		$ (18,375)	$ (18,330)		(36,604)	$ (36,464)
Balance, at the end of the period		2,141,529			2,141,529
LNG vessel component
Opening balance
Vessels at the beginning of the period					2,149,751
Vessels at the end of the period		2,149,751			2,149,751
Cash flows
Additions					13,590
Vessels at the end of the period		13,590			13,590
Non-cash items
Additions					14,792
Depreciation expense					(36,604)
Vessels at the end of the period		(21,812)			(21,812)
Total
Balance, at the beginning of the period					2,149,751
Additions					28,382
Depreciation expense					(36,604)
Balance, at the end of the period		$ 2,141,529			$ 2,141,529

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd., acquired on April 26, 2018 from GasLog Ltd. (“GasLog”) (Note 1).
[2]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd. and GAS-fourteen Ltd., acquired on May 3, 2017, July 3, 2017, October 20, 2017 and April 26, 2018, respectively, from GasLog (Note 1).